VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Narrative (Details) - vessel	Jun. 30, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Lessee, Finance Lease, Number Of Leased Assets	3	3
Weighted average discount rate (percent)	7.50%
Minimum
Lessee, Lease, Description [Line Items]
Finance lease, weighted average remaining lease term	6 years	6 years
Maximum
Lessee, Lease, Description [Line Items]
Finance lease, weighted average remaining lease term	8 years	8 years